Debt - Schedule of Debt (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 04, 2020
Debt Instrument [Line Items]
Outstanding principal	$ 111,783,000	$ 113,622,000
Senior Loans | Senior Secured Term Loan Facility Commitment
Debt Instrument [Line Items]
Outstanding principal	50,000,000	50,000,000	$ 50,000,000
PIK	3,785,000	1,664,000
Debt discount	(5,728,000)	(11,003,000)
Total carrying amount	$ 48,057,000	$ 40,661,000